Organization and Nature of Operations (Tables)	12 Months Ended
Jun. 30, 2025
Organization and Nature of Operations [Abstract]
Schedule of Xinxu Group Subsidiaries

Set forth below is the information with respect to Xinxu Group and its subsidiaries:

Entity Name	Registered Location	Date of Incorporation	Ownership as of June 30, 2022
Xinxu Copper Industry Technology Limited (“Xinxu Group”)	Cayman Islands	September 11, 2017	Holding company
Supreme Highness Limited (“HK Xinxu”)	Hong Kong	September 15, 2017	100% owned by Xinxu Group
Anhui Heri Information Technology Co., Ltd. (“Anhui Heri”)	People’s Republic of China (“China” or “PRC”)	November 10, 2021	100% owned by HK Xinxu
Anhui Xinxu New Material Co., Ltd. (“Anhui Xinxu”)	PRC	January 5, 2012	100% owned by Anhui Heri